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[MetLife Letterhead]


                                                               HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL

August 30, 2018


Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Separate Account E
      File No. 811-04001

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Semi-Annual Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Semi-Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591;

The Semi-Annual Reports for certain portfolios of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

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[MetLife Letterhead]


The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 000823535, File No. 811-05361;

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Semi-Annual Reports for certain series of Ivy Funds Variable Insurance Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No. 811-05017;

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128;

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310;

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692;

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399;

The Semi-Annual Reports for certain portfolios of Trust for Advised Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422; and

The Semi-Annual Reports for certain series of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.


Sincerely,

/s/Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Life Insurance Company